DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Disposal of property, plant and equipment		$ (158,516)	$ (131,419)		$ (16,368)
Net increase in provisions	[1]	(770,802)	(228,196)		(124,437)
Recovery of insurance		23,874	194,689		0
Write off of other receivables		0	(105,047)		0
Others		14,657	(1,622)		10,161
Total		$ (890,787)	$ (271,595)	[2]	$ (130,644)	[2],[3]

[1]	Includes judicial costs.
[2]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[3]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.